Average Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class II - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	4.97%
Past 5 years	1.80%
Past 10 years	1.21%